Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending June 30, 2025	¥ 1,336,435
For the year ending June 30, 2026	2,365,790
For the year ending June 30, 2027	1,936,012
For the year ending June 30, 2028	427,745
Total lease payments	6,065,982
Less: Imputed interest	(101,528)
Present value of lease liabilities	¥ 5,964,454	¥ 3,469,203